Income Taxes (Details) (USD $)	12 Months Ended
	Dec. 31, 2011		Dec. 31, 2010		Dec. 31, 2009
Current Income Tax Expense (Benefit)
U.S. Federal	$ (733,000,000)		$ (666,000,000)		$ (3,576,000,000)
U.S. State and Local	393,000,000		158,000,000		555,000,000
Non-U.S.	613,000,000		815,000,000		735,000,000
Total Current Expense (Benefit)	273,000,000		307,000,000		(2,286,000,000)
Deferred Income Tax Expense (Benefit)
U.S. Federal	(2,673,000,000)		(287,000,000)		792,000,000
U.S. State and Local	(584,000,000)		201,000,000		(620,000,000)
Non-U.S.	1,308,000,000		694,000,000		198,000,000
Total Deferred Expense (Benefit)	(1,949,000,000)		608,000,000		370,000,000
Total Income tax expense (benefit)	(1,676,000,000)		915,000,000		(1,916,000,000)
Reconciliation of Income Tax Expense (Benefit)
Expected U.S. Federal Income Tax Expense (Benefit), Amount	(81,000,000)		(463,000,000)		1,526,000,000
Expected U.S. Federal Income Tax Expense (Benefit), Percent	35.00%		35.00%		35.00%
Increase (Decrease) In Taxes Resulting From:
State Tax Expense (Benefit), net of Federal Effect, Amount	(124,000,000)		233,000,000		(42,000,000)
State Tax Expense (Benefit), net of Federal Effect, Percent			(17.60%)		(1.00%)
Changes in Federal and Non-U.S. Valuation Allowances, Amount	(1,102,000,000)		(1,657,000,000)		(650,000,000)
Changes in Federal and Non-U.S. Valuation Allowances, Percent			125.40%		(14.90%)
Subsidiary Sales and Liquidations, Amount	(823,000,000)		0		(595,000,000)
Subsidiary Sales and Liquidations, Percent			0.00%		(13.70%)
Low-income Housing Credits/Other Credits, Amount	(800,000,000)		(732,000,000)		(668,000,000)
Low-income Housing Credits/Other Credits, Percent			55.40%		(15.30%)
Tax-exempt income, Including Dividends, Amount	(614,000,000)		(981,000,000)		(863,000,000)
Tax-exempt income, Including Dividends, Percent			74.20%		(19.80%)
Non-U.S. Tax Differential, Amount	(383,000,000)		(190,000,000)		(709,000,000)
Non-U.S. Tax Differential, Percent			14.40%		(16.30%)
Changes in Prior Period UTBs (including interest), Amount	(239,000,000)		(349,000,000)		87,000,000
Changes in Prior Period UTBs (including interest), Percent			26.40%		2.00%
Goodwill - Impairment and Other, Amount	1,420,000,000		4,508,000,000
Goodwill - Impairment and Other, Percent			(341.00%)
Non-U.S. Statutory Rate Reductions, Amount	860,000,000		392,000,000
Non-U.S. Statutory Rate Reductions, Percent			(29.70%)
Leveraged Lease Tax Differential, Amount	121,000,000		98,000,000		59,000,000
Leveraged Lease Tax Differential, Percent			(7.40%)		1.40%
Nondeductible Expenses, Amount	119,000,000		99,000,000		69,000,000
Nondeductible Expenses, Percent			(7.50%)		1.60%
Other, Amount	(30,000,000)		(43,000,000)		(130,000,000)
Other, Percent			3.20%		(3.00%)
Total Income tax expense (benefit)	(1,676,000,000)		915,000,000		(1,916,000,000)
Total Income Tax Expense (Benefit)			(69.20%)		(44.00%)
Reconciliation of Unrecognized Tax Benefits [Roll Forward]
Beginning Balance	5,169,000,000		5,253,000,000		3,541,000,000
Increases Related to Positions Taken During the Current Year	219,000,000		172,000,000		181,000,000
Positions Acquired Or Assumed In Business Combinations					1,924,000,000
Increases Related to Positions Taken During Prior Years	879,000,000	[1]	755,000,000	[1]	791,000,000	[1]
Decreases Related to Positions Taken During Prior Years	(1,669,000,000)	[1]	(657,000,000)	[1]	(554,000,000)	[1]
Settlements	(277,000,000)		(305,000,000)		(615,000,000)
Expiration of Statute of Limitations	(118,000,000)		(49,000,000)		(15,000,000)
Ending Balance	4,203,000,000		5,169,000,000		5,253,000,000
Income Tax Disclosure [Abstract]
Other Comprehensive Income (Loss), Tax	3,000,000,000		3,200,000,000		1,600,000,000
Tax Effect on Common Stock and Additional Paid In Capital from Employee Stock Purchase Plan Activity	19,000,000		98,000,000		295,000,000
Unrecognized Tax Benefits that Would Impact Effective Tax Rate	3,300,000,000		3,400,000,000		4,000,000,000
Significant Change in Unrecognized Tax Benefits is Reasonably Possible, Amount of Unrecorded Benefit	2,600,000,000
Income Tax Examination, Penalties and Interest Expense	(168,000,000)		99,000,000
Income Tax Examination, Penalties and Interest Accrued	787,000,000		1,100,000,000
Amount Related To Employee Stock Plan Deductions	56,000,000
Deferred Tax Liabilities, Undistributed Foreign Earnings	18,500,000,000		17,900,000,000
Additional Tax Expense Net Of Credits For Foreign Taxes Paid And Related Foreign Withholding Taxes	2,500,000,000		2,600,000,000
Deferred Tax Assets
Deferred Tax Assets, NOL Carryforwards	14,307,000,000		18,732,000,000
Deferred Tax Assets, Allowance for Credit Losses	11,824,000,000		14,659,000,000
Deferred Tax Assets, Accrued Expenses	8,340,000,000		3,550,000,000
Deferred Tax Assets, Employee Compensation and Retirement Benefits	4,792,000,000		3,868,000,000
Deferred Tax Assets, Credit Carryforwards	4,510,000,000		4,183,000,000
Deferred Tax Assets State Income Taxes	2,489,000,000		1,791,000,000
Deferred Tax Assets Security And Loan Valuation	1,091,000,000		427,000,000
Deferred Tax Assets, Capital Loss Carryforwards	0		1,530,000,000
Deferred Tax Assets, Other	1,654,000,000		1,960,000,000
Gross Deferred Tax Assets	49,007,000,000		50,700,000,000
Deferred Tax Assets, Valuation Allowance	(1,796,000,000)		(2,976,000,000)
Deferred Tax Assets, Net of Valuation Allowance	47,211,000,000		47,724,000,000
Deferred Tax Liabilities
Deferred Tax Liabilities Long Term Borrowings	3,360,000,000		3,328,000,000
Deferred Tax Liabilities, Equipment Lease Financing	3,042,000,000		2,957,000,000
Deferred Tax Liabilities, Mortgage Servicing Rights	1,993,000,000		4,280,000,000
Deferred Tax Liabilities, Intangibles	1,894,000,000		2,146,000,000
Deferred Tax Liabilities Available For Sale Securities	1,811,000,000		4,330,000,000
Deferred Tax Liabilities, Fee Income	1,038,000,000		1,235,000,000
Deferred Tax Liabilities, Other	2,074,000,000		2,375,000,000
Gross Deferred Tax Liabilities	15,212,000,000		20,651,000,000
Net Deferred Tax Assets	31,999,000,000		27,073,000,000
Net Operating Losses Before Benefit Of Federal Deductions	2,900,000,000
Valuation Allowance Before Considering Benefit Of Federal Deductions	1,400,000,000
Minimum [Member]
Income Tax Disclosure [Abstract]
Number Of Jurisdictions For Filling Income Tax Returns	100
Domestic Country [Member]
Deferred Tax Assets
Deferred Tax Assets, NOL Carryforwards	5,088,000,000
Deferred Tax Liabilities
Net Deferred Tax Asset	5,088,000,000
Net Operating Losses - Other [Member]
Deferred Tax Assets
Deferred Tax Assets, NOL Carryforwards	383,000,000
Deferred Tax Liabilities
Valuation Allowance	(251,000,000)
Net Deferred Tax Asset	132,000,000
Foreign Country [Member]
Deferred Tax Assets
Deferred Tax Assets, NOL Carryforwards	8,836,000,000
Deferred Tax Liabilities
Net Deferred Tax Asset	8,836,000,000
State and Local Jurisdiction [Member]
Deferred Tax Assets
Deferred Tax Assets, NOL Carryforwards	1,879,000,000	[2]
Deferred Tax Liabilities
Valuation Allowance	(915,000,000)	[2]
Net Deferred Tax Asset	964,000,000	[2]
General Business [Member]
Deferred Tax Assets
Deferred Tax Assets, NOL Carryforwards	2,327,000,000
Deferred Tax Liabilities
Net Deferred Tax Asset	2,327,000,000
Foreign Tax Credits [Member]
Deferred Tax Assets
Deferred Tax Assets, NOL Carryforwards	2,183,000,000
Deferred Tax Liabilities
Valuation Allowance	(246,000,000)
Net Deferred Tax Asset	$ 1,937,000,000

[1]	The sum per year of positions taken during prior years differs from the $(239) million, $(349) million and $87 million in the Reconciliation of Income Tax Expense (Benefit) table due to temporary items and jurisdictional offsets, as well as the inclusion of interest in the Reconciliation of Income Tax Expense (Benefit) table.
[2]	The NOLs and related valuation allowances for U.S. states before considering the benefit of federal deductions were $2.9 billion and $1.4 billion.